RELATED PARTY TRANSACTIONS - Disclosure of Transactions Between Related Parties (Details) - CAD ($)	May 31, 2025	May 31, 2024
Disclosure Of Related Party Transactions [Abstract]
Due to key management personnel	$ 34,668	$ 75,939
Due from key management personnel	$ 77,353	$ 78,853